Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	EXPLORATION AND EVALUATION ASSETS

(a) In
2017,
the Company entered into an option earn-in agreement with a private group whereby the Company can earn up to a
100%
interest in a prospective land claim package. To earn a
100%
interest in the property package, the Company must make combined remaining cash payments of
$425
over the second, third,
fourth
and
fifth
annual anniversaries of the agreement, and the vendors would retain a
2%
net smelter returns royalty (“NSR”). There are
no
further exploration funding requirements under the agreement as at
December 31, 2018.

(b) In late
2018,
the Company entered into an option agreement with a private group whereby the Company has the right to earn
100%
ownership interest in a company which owns a prospective land claim package. The Company paid
$150
upon signing the agreement. To earn
100%
interest in the property, the Company must make combined remaining cash payments of
$1,850
over the next
10
years, and fund a cumulative of
$30,000
of eligible exploration expenditures by the
tenth
anniversary date of the agreement. Included in these commitments, is a firm commitment of
$1,250
of eligible exploration expenditures in
2019,
with the balance of both the cash payments and exploration commitments optional at the Company’s discretion. The vendors would retain a
2%
NSR.

To
December 31, 2018,
the Company has incurred the following exploration and evaluation expenditures on the properties:

	Year ended December 31, 2018	Year ended December 31, 2017
Exploration and evaluation assets:
Acquisition costs of mineral and surface rights	$150	$75
Geochemical	125	103
Camp and site costs	58	95
Geological consulting	1,086	806
Geophysical	93	–
Land taxes and government fees	445	196
Legal, community and other consultation costs	109	47
Travel	149	111
Total for the year	2,215	1,433
Balance, beginning of year	1,433	–
Balance, end of year	$3,648	$1,433

Included in exploration and evaluation assets at
December 31, 2018
are trade and payables of
$13
(
December 31, 2017:
$13
), a non-cash investing activity.

The Company also holds mineral property concessions to the Cinco de Mayo property in Mexico, upon which a full impairment has been recognized in prior years. As a result, expenditures incurred to maintain these concessions and to potentially restore surface access, are no
longer capitalized as exploration and evaluation assets, but rather are expensed as part of ‘mining taxes and other property costs’ on the statement of loss and comprehensive loss.

On
June 22, 2018,
the Company sold its previously impaired Lagartos concessions in the Zacatecas Silver District to Defiance Silver Corp (“Defiance”) for consideration of
5,000,000
shares of Defiance. The Defiance shares, valued at
$1,202
upon closing, are included in ‘equity securities’ in Investments (see
Note
5
). Transactions costs on the sale of the property were
$51.